Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ 2,273	$ 1,730
Changes in financial assumptions gain/(loss)	(655)	1,242	$ 1,295
Currency exchange rate gain/(loss)	(2)	(62)
Ending balance	1,028	2,273	1,730
Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	1,305
Currency exchange rate gain/(loss)	(3)
Ending balance	194	1,305
Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	968
Currency exchange rate gain/(loss)	1
Ending balance	834	968
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	17,178	15,653
Current employer service costs	(167)	(137)
Past service cost	(2)	(2)
Settlements	380	6
Interest on obligation	328	384
Contributions by plan participants	22	22
Benefits paid	837	778
Experience gains	89	61
Changes in financial assumptions gain/(loss)	521	(1,442)
Changes in demographic assumptions gain/(loss)	45	139
Currency exchange rate gain/(loss)	97	(522)
Ending balance	15,728	17,178	$ 15,653
Present value of defined benefit obligation | Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	16,210
Current employer service costs	(159)
Past service cost	0
Settlements	380
Interest on obligation	304
Contributions by plan participants	22
Benefits paid	798
Experience gains	27
Changes in financial assumptions gain/(loss)	454
Changes in demographic assumptions gain/(loss)	46
Currency exchange rate gain/(loss)	96
Ending balance	14,894	16,210
Present value of defined benefit obligation | Other benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	968
Current employer service costs	(8)
Past service cost	(2)
Settlements	0
Interest on obligation	24
Contributions by plan participants	0
Benefits paid	39
Experience gains	62
Changes in financial assumptions gain/(loss)	67
Changes in demographic assumptions gain/(loss)	(1)
Currency exchange rate gain/(loss)	1
Ending balance	$ 834	$ 968